Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Derivative Financial Instruments

Purpose		Risk	Settlement date	12.31.2020	12.31.2019
Derivatives designated as hedge accounting
Expenses in Brazilian Reais (i)	Exchange rate		2021	7.1	(0.1)
Project development (ii)	Interest rate		2023	0.8	1.5
Export Financing (iii)	Interest rate		2022	(0.1)	—
Export Financing (iv)	Exchange rate and interest rate		2022	1.4	—

Other Derivatives				9.2	1.4

Acquisition of property, plant and	Interest rate		2024	(0.1)	(0.1)
equipment (v)

Export	Exchange rate		2022	—	0.3

Export (vi)	Exchange rate		2021	0.3	(4.0)

Export (vii)	Interest rate		2027	(9.7)	—

				(9.5)	(3.8)

				(0.3)	(2.4)

(i)
Zero-cost collar derivative financial instruments, designated as cash flow hedge amounting to US$ 155.5 equivalent to R$ 808.7 million, with purchase of put options at the exercise price of R$ 5.20 and sale of call options at the weighted average exercise price of R$ 6.31.

(ii)
Derivative financial instruments (interest rate swaps), designated as fair value hedge, amounting to R$ 121.5 million, equivalent to US$ 23.4, of the Project Development line subject to a fixed interest rate of 3.5% p.a. for a floating weighted average rate equivalent to 31.46% of the CDI.

(iii)
Derivative financial instruments (interest rate swaps) with maturities on 2022, designated as fair value hedge, related to financing lines in the total amount of US$ 170.0 subject to fixed interest rates plus Libor 3 months or Libor 6 months, in which the floating rates were converted for a fixed weighted average rate of 0.34% p.a.

(iv)
Derivative financial instruments (interest rate and cross-currency swap), designated as cash flow hedge, amounting to
the notional
a
mount
of R$ 272.3 million, equivalent to US$ 50.0, of exporting credit line in Brazilian Reis with floating interest rate of 3.6% p.a. + 100% CDI, which were converted to US Dollars and fixed interest rate of 5.86% p.a.

(v)
Derivative financial instruments (interest rate swaps), which converted the amount of US$ 2.3 from a floating interest rate equivalent to 65% of LIBOR 1 month + 2.4375% p.a. to a fixed weighted average interest rate of 5.23 % p.a.

(vi)	Derivative financial instruments (Non-Deliverable Forwards), amounting to US$ 15.5 relating to Euro to US Dollars currency exchanges.
(vii)
Derivative financial instruments (interest rate swaps) with maturities on 2027, related to financing line in the total amount of US$ 100.0 subject to floating interest rate of Libor 6 months and converted for a fixed weighted average rate of 2.20% p.a.

Summary of Fair Value of Derivative Financial Instruments
On December 31, 2020 and December 31, 2019, the fair value of derivative financial instruments was recognized in the Company’s assets and liabilities as follows:

	12.31.2020	12.31.2019
Assets

Current portion	8.3	1.4
Non-current	1.3	0.7

Liabilities
Current portion	(1.2)	(4.5)
Non-current	(8.7)	—

Net derivative financial instruments	(0.3)	(2.4)